Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Operating Segment Information and Concentrations of Risk	Operating Segment Information and Concentrations of Risk
The Company has reported its operating segment information in the format that the operating segment information is available to and evaluated by the CODM. The North America Fiber Cement segment manufactures fiber cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States and Canada. The Asia Pacific Fiber Cement segment includes all fiber cement products manufactured in Australia, New Zealand and the Philippines, and sold in Australia, New Zealand, Asia, the Middle East and various Pacific Islands. The Europe Building Products segment includes the newly acquired Fermacell business and fiber cement product manufactured in the United States that is sold in Europe. The Other Businesses segment ceased to be an operating and reportable segment effective 31 March 2020 due to the Company's completion of its exit of its non-fiber cement manufacturing and sales activities in North America, including fiberglass windows. The Research and Development segment represents the cost incurred by the research and development centers. General Corporate costs primarily consist of Asbestos adjustments, officer and employee compensation and related benefits, professional and legal fees, administrative costs and rental expense, net of rental income, on the Company’s corporate offices.
Operating Segments
The following is the Company’s operating segment information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
North America Fiber Cement	$1,816.4	$1,676.9	$1,578.1
Asia Pacific Fiber Cement	418.4	446.8	425.4
Europe Building Products	371.4	368.3	36.3
Other Businesses	0.6	14.6	14.7
Worldwide total	$2,606.8	$2,506.6	$2,054.5

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
North America Fiber Cement[1]	$429.3	$382.5	$381.9
Asia Pacific Fiber Cement[1]	58.5	99.8	108.1
Europe Building Products[1,8]	11.2	10.0	0.3
Other Businesses	—	(30.9)	(8.6)
Research and Development[1]	(27.0)	(29.0)	(27.8)
Segments total	472.0	432.4	453.9
General Corporate[2,7]	(129.5)	(80.8)	(224.7)
Total operating income	342.5	351.6	229.2
Net interest expense[3]	(54.4)	(50.1)	(29.5)
Loss on early debt extinguishment	—	(1.0)	(26.1)
Other (expense) income	(0.1)	0.1	0.7
Worldwide total	$288.0	$300.6	$174.3

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2020	2019	2018
North America Fiber Cement	$88.7	$80.2	$72.5
Asia Pacific Fiber Cement	12.7	12.8	12.6
Europe Building Products	25.6	18.7	0.1
Other Businesses	0.2	2.3	2.1
General Corporate	3.2	4.3	3.3
Research and Development	1.1	1.1	1.4
Total	$131.5	$119.4	$92.0

	Total Identifiable Assets 31 March
(Millions of US dollars)	2020	2019
North America Fiber Cement	$1,320.0	$1,280.2
Asia Pacific Fiber Cement	314.3	328.8
Europe Building Products	748.5	717.7
Other Businesses[4]	—	10.9
Research and Development	8.6	8.1
Segments total	2,391.4	2,345.7
General Corporate [4,5,6]	1,636.9	1,686.9
Worldwide total	$4,028.3	$4,032.6

The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
North America[10]	$1,817.0	$1,691.5	$1,592.8
Australia	290.4	315.1	301.1
Germany	135.7	137.1	2.1
New Zealand	72.2	79.1	76.8
Other Countries[9]	291.5	283.8	81.7
Worldwide total	$2,606.8	$2,506.6	$2,054.5

		Total Identifiable Assets 31 March
(Millions of US dollars)		2020	2019
North America[10]		$1,324.8	$1,294.6
Australia		220.0	235.4
Germany		519.3	512.3
New Zealand		32.4	39.2
Other Countries[9]		294.9	264.2
Segments total		2,391.4	2,345.7
General Corporate[5,6]		1,636.9	1,686.9
Worldwide total		$4,028.3	$4,032.6
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1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
North America Fiber Cement	$5.3	$6.5	$6.1
Asia Pacific Fiber Cement	1.8	2.1	1.8
Europe Building Products	1.7	2.6	—
Research and Development[a]	24.0	26.7	25.4
	$32.8	$37.9	$33.3
[a] The Research and Development segment also included Selling, general and administrative expenses of US$3.0 million, US$2.3 million and US$2.4 million in fiscal years 2020, 2019 and 2018, respectively.

2
The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
Asbestos adjustments	$(58.2)	$(22.0)	$(156.4)
AICF SG&A expenses	(1.7)	(1.5)	(1.9)
Gain on sale of Fontana building	—	—	3.4
Fermacell acquisition costs	—	—	10.0

3
The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest expense is net AICF interest income of US$1.4 million, US$2.0 million and US$1.9 million in fiscal years 2020, 2019 and 2018, respectively.

4
Assets held for sale at 31 March 2020 and 2019 are US$0.4 million in General Corporate costs and US$5.8 million in the Other Businesses segment, respectively. During the fiscal year ended 31 March 2020, US$5.4 million of assets previously classified as held for sale in the Other Businesses segment were disposed.

5	Included in General Corporate costs are deferred tax assets for each operating segment that are not held directly accountable for deferred income taxes.

6	Asbestos-related assets at 31 March 2020 and 2019 are US$443.9 million and US$486.8 million, respectively, and are included in the General Corporate costs.

7	Included in the General Corporate costs are New Zealand weathertightness legal costs of US$1.9 million, US$3.3 million and nil for the fiscal years ended 31 March 2020, 2019 and 2018, respectively.

8
Included in the Europe Building Products segment are Fermacell integration costs of US$13.7 million for the fiscal year ended 31 March 2020. Included in the Europe Building Products segment are Fermacell transaction and integration costs of US$21.8 million and the amortization of the inventory fair value adjustment of US$7.3 million for the fiscal year ended 31 March 2019.

9	Included are all other countries that account for less than 5% of net sales and total identifiable assets individually, primarily in the Philippines, Switzerland and other European countries.

10	The amounts disclosed for North America are substantially all related to the USA.

The following represents the Asset impairments by segment for the fiscal year ended 31 March 2020:

(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	General Corporate	Total
Property, plant and equipment [1]	$41.2	$15.0	$5.5	$—	$61.7
Right-of-use assets [2]	—	11.2	—	—	11.2
Intangible assets	—	—	—	1.4	1.4
Inventories [3]	—	2.9	—	—	2.9
Goodwill	—	0.2	—	—	0.2
Asset Retirement Obligations [4]	—	5.8	—	—	5.8
Other	—	1.2	—	—	1.2
	$41.2	$36.3	$5.5	$1.4	$84.4
[1] Excludes US$2.8 million of impairment charges in North America Fiber Cement segment on individual assets that were included in Cost of goods sold. Refer to Note 8 for further details.
[2] Refer to Note 9 for further details.
[3] The US$2.9 million charge primarily relates to the estimated costs associated with pallets and raw materials, with the closing of the New Zealand plant and exit of James Hardie Systems.
[4] The total Asset Retirement Obligation balance at 31 March 2020 of US$8.0 million is recorded in the Asia Pacific Fiber Cement segment in Other liabilities - non-current and relates to the New Zealand plant. This balance is inclusive of the impairment amount above.

Concentrations of Risk
The distribution channels for the Company’s fiber cement products are concentrated. If the Company were to lose one or more of its major customers, there can be no assurance that the Company will be able to find a replacement. Therefore, the loss of one or more customers could have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.
The Company has one customer who contributes greater than 10% of net sales in each of the past three fiscal years. This customer’s accounts receivable represented 6.0% and 8.5% of the Company’s accounts receivable at 31 March 2020 and 2019, respectively. The following is net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2020		2019		2018
Customer A	$306.0	12.0%	$260.5	10.4%	$246.9	12.0%

Approximately 34%, 36% and 22% of the Company’s net sales in fiscal year 2020, 2019 and 2018, respectively, were from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.